RETIREMENT BENEFIT PLANS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Benefit plans' expense	$ 26	$ 37	$ 38
Discount rates	4.50%	2.30%	1.72%
Rates of compensation	2.40%	2.60%	2.30%